As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT JUNE 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 86.0%
Accommodation & Food Services: 3.2%
39,337	Diamond Resorts International, Inc. *	$1,241,082
27,264	DineEquity, Inc.	2,701,590
		3,942,672
Administrative & Support Services: 1.0%
22,404	Robert Half International, Inc.	1,243,422

Air Transportation: 1.0%
28,912	Delta Air Lines, Inc.	1,187,705

Apparel Manufacturing: 1.1%
18,028	Deckers Outdoor Corp. *	1,297,475

Beverage & Tobacco Products: 3.7%
48,495	Altria Group, Inc.	2,371,891
23,054	PepsiCo, Inc.	2,151,860
		4,523,751
Chemical Manufacturing: 11.1%
27,369	Abbott Laboratories	1,343,270
17,393	Colgate-Palmolive Co.	1,137,676
24,198	Gilead Sciences, Inc.	2,833,102
40,029	Green Plains, Inc.	1,102,799
11,167	Johnson & Johnson	1,088,336
38,306	Merck & Co., Inc.	2,180,761
22,301	Novo Nordisk A/S - ADR	1,221,203
119,095	Pacific Ethanol, Inc. *	1,229,060
34,399	PolyOne Corp.	1,347,409
		13,483,616
Computer & Electronic Products: 8.1%
24,203	Cyberonics, Inc. *	1,439,110
65,284	Hewlett-Packard Co.	1,959,173
39,277	Intel Corp.	1,194,610
97,925	Micron Technology, Inc. *	1,844,907
77,785	Sony Corp. - ADR*	2,208,316
23,550	Texas Instruments, Inc.	1,213,061
		9,859,177
Couriers & Messengers: 1.0%
7,051	FedEx Corp.	1,201,490

Credit Intermediation: 6.0%
72,121	Bank of America Corp.	1,227,499
44,742	Discover Financial Services	2,578,034
65,802	Navient Corp.	1,198,254
38,226	Popular, Inc. *	1,103,202
19,647	Royal Bank of Canada	1,201,414
		7,308,403

Data Processing, Hosting & Related Services: 1.9%
14,485	Automatic Data Processing, Inc.	1,162,131
32,147	Rackspace Hosting, Inc. *	1,195,547
		2,357,678
Food Manufacturing: 0.8%
41,257	Pilgrim's Pride Corp.	947,673

Food Services: 4.3%
2,050	Chipotle Mexican Grill, Inc. *	1,240,230
40,262	Darden Restaurants, Inc.	2,861,823
40,243	Sonic Corp.	1,158,998
		5,261,051
Furniture Manufacturing: 1.0%
41,238	Select Comfort Corp. *	1,240,027

General Merchandise Stores: 3.2%
26,560	Big Lots, Inc.	1,194,934
32,558	Target Corp.	2,657,710
		3,852,644
Hospitals: 1.4%
18,411	HCA Holdings, Inc. *	1,670,246

Insurance: 6.4%
36,871	The Allstate Corp.	2,391,822
38,256	First American Financial Corp.	1,423,506
17,413	The Hanover Insurance Group, Inc.	1,289,084
41,886	Health Net, Inc. *	2,685,730
		7,790,142
Machinery Manufacturing: 1.0%
19,690	The Scotts Miracle-Gro Co.	1,165,845

Merchant Wholesalers: 3.3%
11,287	AmerisourceBergen Corp.	1,200,260
14,007	Genuine Parts Co.	1,254,047
43,813	HD Supply Holdings, Inc. *	1,541,341
		3,995,648
Oil & Gas Extraction: 1.0%
66,233	QEP Resources, Inc.	1,225,973

Paper Manufacturing: 1.0%
92,817	Mercer International, Inc. *	1,269,737

Professional, Scientific & Technical Services: 10.4%
45,949	Booz Allen Hamilton Holding Corp.	1,159,753
12,490	Celgene Corp. *	1,445,530
18,683	Cerner Corp. *	1,290,248
30,994	Check Point Software Technologies Ltd. *	2,465,573
11,522	F5 Networks, Inc. *	1,386,673
7,625	FactSet Research Systems, Inc.	1,239,139
49,842	Sabre Corp.	1,186,239
54,588	SolarWinds, Inc. *	2,518,144
		12,691,299

Rail Transportation: 0.7%
8,650	Union Pacific Corp.	824,950

Retail Trade: 1.0%
36,670	Best Buy Co., Inc.	1,195,809

Securities & Financial Services: 5.4%
9,959	Ameriprise Financial, Inc.	1,244,178
41,450	E*Trade Financial Corp. *	1,241,428
13,072	Goldman Sachs Group, Inc.	2,729,303
36,625	Morgan Stanley	1,420,684
		6,635,593
Telecommunications: 3.0%
19,893	China Mobile Ltd. - ADR	1,274,942
48,557	SK Telecom Co. Ltd. - ADR	1,203,728
33,572	TELUS Corp.	1,156,220
		3,634,890
Transportation Equipment Manufacturing: 3.1%
17,805	General Dynamics Corp.	2,522,790
21,527	Thor Industries, Inc.	1,211,540
		3,734,330
Utilities: 0.9%
26,919	Vectren Corp.	1,035,843

TOTAL COMMON STOCKS
(Cost $101,463,633)		104,577,089

REAL ESTATE INVESTMENT TRUSTS: 4.8%
22,284	Lamar Advertising Co.	1,280,884
36,500	Liberty Property Trust	1,176,030
27,651	Prologis, Inc.	1,025,852
77,897	Sunstone Hotel Investors, Inc.	1,169,234
38,417	Weyerhaeuser Co.	1,210,136
		5,862,136
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $6,379,390)		5,862,136

EXCHANGE-TRADED FUNDS: 8.0%
114,279	iShares 1-3 Year Treasury Bond ETF	9,697,716
TOTAL EXCHANGE-TRADED FUNDS
(Cost $9,693,100)		9,697,716

SHORT-TERM INVESTMENTS: 1.9%
Money Market Funds: 1.9%
2,274,985	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.000~~%~~ **	2,274,985
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,274,985)		2,274,985
TOTAL INVESTMENTS IN SECURITIES: 100.7%
(Cost $119,811,108)		122,411,926
Liabilities in Excess of Other Assets: (0.7)%		(893,330)
TOTAL NET ASSETS: 100.0%		$121,518,596

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
*	Non-income producing security.
**	Seven-day yield as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

	Cost of investments	$119,811,108
	Gross unrealized appreciation	6,539,482
	Gross unrealized depreciation	(3,938,664)
	Net unrealized appreciation	$2,600,818

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at June 30, 2015 (Unaudited)

The CAN SLIM® Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$104,577,089	$–	$–	$104,577,089
Real Estate Investment Trusts	5,862,136	–	–	5,862,136
Exchange-Traded Funds	9,697,716	–	–	9,697,716
Short-Term Investments	2,274,985	–	–	2,274,985
Total Investments	$122,411,926	$–	$–	$122,411,926

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  Elaine E. Richards
Elaine E. Richards, President

Date  August 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  Elaine E. Richards
Elaine E. Richards, President

Date  August 6, 2015

By (Signature and Title)*  Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date  August 7, 2015

* Print the name and title of each signing officer under his or her signature.